Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Consolidation
Consolidation
Our consolidated financial statements reflect the financial position of Gentium S.p.A. and its wholly-owned subsidiary, Gentium GmbH. All intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates
Use of Estimates
The preparation of our consolidated financial statements in accordance with U.S. GAAP requires management to make judgments, estimates and assumptions that may affect the reported amounts of assets and liabilities, and related disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could differ materially from those estimates.

Segment Information
Segment Information
The Company is managed and operated as one business. The entire business is managed by a single management team that reports to the chief executive officer. The Company does not operate separate lines of business or separate business entities with respect to any of its products. The Company’s chief operating decision maker reviews the profits and losses and manages the operations of the Company on an aggregate basis. Accordingly, we have determined that we operate in one business segment, which is the biopharmaceutical industry.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include highly liquid investments, readily convertible to cash, that mature within three months or less from date of purchase.
Concentration of Credit Risk and Other Risks and Uncertainties
Concentration of Credit Risk and Other Risks and Uncertainties
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and trade receivables. The Company limits its investments to short-term low risk instruments. The Company is exposed to credit risk with respect to its trade accounts receivable from sales of defibrotide through its named patient and expanded access programs, which are typically unsecured. As of December 31, 2013, our top two customers accounted for approximately 58% and 14% of our accounts receivable, respectively. As of December 31, 2012, our top two customers accounted for approximately 53% and 11% of our accounts receivable, respectively. We are exposed to risks associated with foreign currency transactions in which we use U.S. dollars to make contract payments denominated in Euros and vice versa. As the net positions of our unhedged foreign currency transactions fluctuate, our earnings might be affected. We currently do not utilize forward exchange contracts or any type of hedging instruments to hedge foreign exchange risk, as we believe our overall exposure is relatively limited. For the year ended December 31, 2013, our top three customers accounted for 53%, 12% and 7% of our product sales, respectively. For the year ended December 31, 2012, our top three customers accounted for 47%, 11% and 10% of our product sales, respectively. For the year ended December 31, 2011, our top three customers accounted for 56%, 14% and 12% of our product sales, respectively.
The Company is subject to a number of risks common in the biotechnology industry including, but not limited to, the uncertainty as to whether Defitelio will become a successful commercial product, our ability to generate projected revenue through our named patient and expanded access programs, our dependence on corporate partners and key personnel, protection of proprietary technology, compliance with U.S. Food and Drug Administration, or FDA, and other governmental regulations and approval requirements, our ability to obtain financing, if necessary, and potential changes in the health care industry.

Accounts Receivable
Accounts Receivable
Accounts receivable are primarily comprised of amounts due from our wholesale distributors and pharmaceutical companies. Account receivables are recorded net of allowances for distributors’ fees where we are not invoiced directly and doubtful accounts. Estimates for distributors’ fees are based on contractual terms. Estimates for our allowance for doubtful accounts are determined based on existing contractual payment terms, historical payment patterns of our customers and individual customer circumstances. Amounts determined to be uncollectible are charged or written-off against the reserve.

Inventories
Inventories
Inventories consist of raw materials, work in process, finished active pharmaceutical ingredients and defibrotide distributed through the named patient and expanded access programs. Inventories are stated at the lower of cost or market value, with cost being determined on an average cost basis, which approximates the first-in, first-out method. Prior to commencing the sale of defibrotide through the named patient and expanded access programs, we expensed all costs associated with the production of defibrotide as research and development expenses. Since signing the agreements associated with the named patient and expanded access programs, we have capitalized the subsequent costs of manufacturing defibrotide as inventory, including costs to convert the existing defibrotide active pharmaceutical ingredients to vials and costs to package and label previously manufactured inventory which had previously been expensed as research and development expenses. Until we sell the inventory, the carrying values of our inventories and our cost of goods sold will reflect only incremental costs incurred subsequent to the signing of these agreements.
The Company periodically reviews its inventories and items that are considered outdated or obsolete which are reduced to their estimated net realizable values. The Company estimates reserves for excess and obsolete inventories based on inventory levels on hand and current and forecast product demand. If an estimate of future product demand suggests that inventory levels will become obsolete, then inventories are reduced to their estimated net realizable values. We also review our inventory for quality assurance and quality control issues identified in the manufacturing process and determine whether a write-down is necessary.
We expense costs relating to the production of clinical products, which are not expected to be sold through the named patient and expanded access programs, as research and development expenses in the period in which they are incurred.

Property, Manufacturing Facility and Equipment
Property, Manufacturing Facility and Equipment
Property, manufacturing facility and equipment are carried at cost, subject to review for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The cost of normal, recurring, or periodic repairs and maintenance activities related to property, manufacturing facility and equipment are expensed as incurred, and the cost for major expenditures for additions and improvements are capitalized if they extend the useful life or capacity of the asset.
The cost of our property, manufacturing facility and equipment also includes a proportionate share of the Company’s financing costs. The amount of interest cost to be capitalized for qualifying assets is that portion of the interest cost incurred during the assets’ acquisition period that could have been avoided if expenditures for the assets had not been made. Capitalized interest expense is amortized over the same life as the underlying constructed asset.
We depreciate or amortize the cost of our property, manufacturing facility and equipment using the straight-line method over the estimated useful lives of the respective assets, which are summarized as follows:

Asset Category	Useful Lives
Land	Not depreciated
Buildings	20 years
Plant and Machinery	10 to 15 years
Industrial Equipment	10 years
Furniture and Fixtures	5 to 10 years
Leasehold Improvements	Lesser of the useful life or the term of the respective lease
Internally Developed Software	15 years

When we dispose of property, manufacturing facility and equipment, we remove the associated cost and accumulated depreciation from the related accounts on our consolidated balance sheet and include any resulting gain or loss in our consolidated statements of income.

Computer Software
Computer Software
We capitalize costs of computer software obtained for internal use. Such costs are included in property, manufacturing facility and equipment and are amortized over the estimated useful life of the software.

Intangibles
Intangibles
Intangible assets are stated at cost and amortized on a straight-line basis over the expected useful life of such assets, which is estimated to be five to ten years for licenses and trademarks.

Impairment of Long-lived Assets, including Intangibles
Impairment of Long-lived Assets, including Intangibles
The Company’s long-lived assets consist primarily of property, manufacturing facility and equipment. The Company evaluates its ability to recover the carrying values of long-lived assets used in its business, considering changes in the business environment or other facts and circumstances that suggest the value of such assets may be impaired. If this evaluation indicates the carrying value will not be recoverable, based on the undiscounted expected future cash flows estimated to be generated by these assets, the Company reduces the carrying amount to the estimated fair value.

Revenue Recognition
Revenue Recognition
We recognize revenues when all of the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, our price to the customer is fixed or determinable, and collectability is reasonably assured. Revenues from product sales are recognized upon delivery, when title and risk of loss have passed to the customer. Product revenues are recorded net of applicable reserves for discounts, distributor fees and allowances.
Items deducted from total product sales:

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Distributor fees: We have entered into agreements with distributors to manage defibrotide as an investigational drug on a named patient and expanded access basis. We recognize a fee to distributors based on a contractually determined fixed percentage of sales. These fees are accrued at the time of the sale and offset against product sales and are typically paid within 60 days after the issuance of a sales report. When billed directly to the Company, distributor fees are recorded as accounts payable or accrued expenses on our consolidated balance sheets.

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Cash discounts: We may offer a price discount to a customer if a minimum order quantity is reached in a calendar year. We establish a reserve based on estimates of the amounts earned or to be claimed on the related sales, which is classified under accrued expenses and other current liabilities on our balance sheets, and as a reduction of product sales.

•	Product returns: We do not provide our customers with a general right of product return, although we do permit returns if the product is damaged or defective when received by the customer.

Collaborative arrangements with multiple deliverables are divided into separate units of accounting if certain criteria are met, including whether the delivered element has stand-alone value to the customer and whether there is objective and reliable evidence of the fair value of the undelivered item. The consideration received from these arrangements is allocated among the separate units based on their respective selling prices, and the applicable revenue recognition criteria are applied to each separate unit. Revenues from collaborative arrangements generally include manufacturing fee arrangements if the research and development efforts ever reach the commercialization phase.
Revenue from non-refundable upfront license fees and milestone payments is recognized as performance occurs and our obligations are completed. In accordance with the specific terms of the Company’s obligations under these arrangements, revenue is recognized as the obligation is fulfilled or ratably over the development or manufacturing period. Revenue associated with substantive at-risk milestones is recognized based upon the achievement of the milestones as defined in the respective agreements. Revenue from the reimbursement of research costs under collaborative arrangements is recognized as the related research and development costs are incurred, as provided under the terms of these arrangements.
Advance payments received in excess of amounts earned are recorded on the balance sheets as deferred revenue until earned.
Costs incurred by the Company for shipping and handling are included in cost of goods sold.

Research and Development
Research and Development
Research and development expenditures are charged to operations as incurred. Research and development expenses consist of costs incurred for proprietary and collaborative research and development, including activities such as product registration and investigator-sponsored trials. Research and development expenses include salaries, benefits and other personnel-related costs, clinical trial and related clinical manufacturing expenses, fees paid to clinical research organizations, or CROs, contract and other outside service fees, employee stock-based compensation expenses and allocated facility and overhead costs. Payments we make for research and development services prior to the services being rendered are recorded as prepaid assets on our consolidated balance sheets and are expensed as the services are provided.

Clinical Trial Accruals
Clinical Trial Accruals
The Company accounts for the costs of clinical studies conducted by CROs based on the estimated costs and contractual progress over the life of the individual study. These costs can be a significant component of research and development expenses.

Income Taxes
Income Taxes
The Company uses the liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences of temporary differences between the financial statements carrying amounts and the respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which the temporary differences are expected to be recovered or settled. We evaluate the realizability of our deferred tax assets and establish a valuation allowance when it is more likely than not that all or a portion of deferred tax assets will not be realized. We account for uncertain tax positions using a “more-likely-than-not” threshold for recognizing and resolving uncertain tax positions. We evaluate uncertain tax positions and consider various factors, including, but not limited to, changes in tax law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, new audit activity and changes in facts or circumstances related to a tax position.

Foreign Currency Transactions
Foreign Currency Transactions
The functional currency of the Company’s foreign subsidiary is the Euro and, therefore, there are no translation adjustments in the consolidated financial statements. However, net realized and unrealized gains and losses resulting from foreign currency transactions that are denominated in a currency other than the Company’s functional currency, the Euro, are included in the statements of income.

Share-Based Compensation
Stock-Based Compensation
The Company recognizes stock-based compensation at fair value. Compensation expense for awards that are ultimately expected to vest is recognized as an expense on a straight-line basis over the requisite service period of the equity compensation award, which is generally the vesting period.
The fair value of the stock options is estimated on the date of grant using a binomial valuation model. The binomial model considers characteristics of fair value option pricing that are not available under the Black-Scholes model. Similar to the Black-Scholes model, the binomial model takes into account variables such as volatility, dividend yield rate, and risk free interest rate. The binomial model also considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option and the exchange rate between the Euro and the U.S. dollar. For these reasons, the Company believes that the binomial model provides a fair value that is more representative of actual experience and future expected experience than the value calculated using the Black-Scholes model.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The carrying amounts of cash and cash equivalents, short-term deposits, accounts receivable, prepaid expenses, other current assets, accounts payable and accrued expenses approximate fair values due to the short-term maturities of these instruments.

Earnings Per Share
Earnings per Share
Basic earnings per share is based upon the weighted-average number of common shares outstanding and excludes the effect of dilutive common stock issuable from stock options. In computing diluted earnings per share, only potential common shares that are dilutive, or those that reduce earnings per share, are included. The issuance of common stock from stock options is not assumed if the result is anti-dilutive.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In July 2013, the Financial Accounting Standards Board, or the FASB, issued Accounting Standards Update, or ASU, No. 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists”, or ASU No. 2013-11, which concludes that, under certain circumstances, unrecognized tax benefits should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. ASU No. 2013-11 will be effective for us beginning January 1, 2014. We do not anticipate that the adoption of this standard will have a material impact on our financial position.
In March 2013, the FASB issued ASU No. 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon De-recognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity”, or ASU No. 2013-05. The objective of ASU No. 2013-05 is to resolve the diversity in practice regarding the release into net income of the cumulative translation adjustment upon de-recognition of a subsidiary or group of assets within a foreign entity. ASU No. 2013-05 will be effective for us beginning January 1, 2014. We do not anticipate that the adoption of this standard will have an impact on our results of operations or financial position.